Property, plant and equipment (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment [abstract]
Assets held under finance leases	£ 258	£ 63	£ 33
Depreciation charges	£ 133	£ 62	£ 22